Asset and Goodwill Impairment Testing - Summary of Pre-tax Impairment Reversal and (Asset Impairments) Recorded in Statement of Income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversal and (asset impairments)	$ (41)	$ 163
Steelmaking coal CGU [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversal		207
Other [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Asset impairments	$ (41)	$ (44)